Label	Element	Value
O'Shaughnessy Market Leaders Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001027596_SupplementTextBlock
O’SHAUGHNESSY MARKET LEADERS VALUE FUND

Class I – OFVIX

(the “Fund”)

A series of Advisors Series Trust (the “Trust”)

Supplement dated April 7, 2016 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated February 24, 2016

The Board of Trustees of Advisors Series Trust has determined that effective for all services rendered on or after April 1, 2016, the Fund’s shareholder servicing plan fee for Class I is reduced to 0.15%.

Prospectus

Risk/Return [Heading]	rr_RiskReturnHeading	O'Shaughnessy Market Leaders Value Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
•	The Fees and Expenses table on page 1 of the Summary Prospectus and page 3 of the Prospectus is deleted and replaced as follows:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 27, 2017
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
•	The Example table on page 1 of the Summary Prospectus and page 3 of the Prospectus is deleted and replaced as follows:

O'Shaughnessy Market Leaders Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 367

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	O'Shaughnessy Asset Management, LLC (the "Adviser") has agreed to pay for all operating expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) incurred by the Value Fund to the extent necessary to limit Total Annual Fund Operating Expenses for the Fund to 0.65% of the average daily net assets of the Class I shares through at least November 27, 2017 (the "expense limitation"). The expense limitation may be discontinued at any time after November 27, 2017. The Adviser may not recoup amounts subject to the expense limitation in future periods.